Furniture and Equipment - Summary of Components of Furniture and Equipment (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Furniture and equipment		$ 445,310	$ 332,013
Accumulated depreciation		(295,715)	(226,042)
Furniture and equipment, net	$ 138,147	149,595	105,971
Furniture [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment		156,928	143,435
Computers [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment		111,446	107,160
Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment		141,067	$ 81,418
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment		$ 35,869